Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2020
Disclosure of Stock Option and Incentive Plan [Abstract]
Summary of Option Activity
The following table summarizes information about options to purchase the Company
’
s ordinary shares, as well as changes during the fiscal year ended September 30, 2020:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2019	6,837	$56.65
Granted	1,133	69.53
Exercised	(1,871)	52.28
Forfeited	(383)	62.33

Outstanding as of September 30, 2020(1)	5,716	$60.26

Exercisable as of September 30, 2020(1)	2,401	$54.72

(1)	As of September 30, 2020, the weighted average remaining contractual life of outstanding and exercisable options was 7.16 and 5.68 years, respectively.

Summary of Restricted Shares Activity
The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2019	937	$61.70
Granted	659	70.03
Vested	(425)	61.72
Forfeited	(74)	63.61

Outstanding as of September 30, 2020	1,097	$66.57

Employee Equity-Based Compensation Pre-Tax Expense
Employee equity-based compensation
pre-tax
expense for the years ended September 30, 2020, 2019 and 2018 was as follows:

	Year Ended September 30,
	2020	2019	2018
Cost of revenue	$20,005	$19,879	$18,253
Research and development	3,058	2,714	3,476
Selling, general and administrative	19,371	15,957	25,747

Total	$42,434	$38,550	$47,476

Assumptions Used in Calculating Fair Value of Options
The fair value of options granted was estimated on the
d
ate of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2020	2019	2018
Risk-free interest rate(1)	1.41%	2.64%	2.30%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	17.3%	17.8%	15.0%
Expected dividend yield(4)	1.75%	1.82%	1.51%
Fair value per option	$8.85	$9.13	$8.70

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.